Information on how numbers were calculated (Details 3) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Finance income	€ 6,220,320	€ 10,432,695	€ 130,032
Finance costs	2,706,964	2,730,964	4,922,535
Net financial result	3,513,355	7,701,731	(4,792,503)
Foreign exchange
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Finance income	3,379,644	8,249,853	0
Finance costs	2,684,699	2,623,782	2,358,631
Interest income
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Finance income	2,840,676	2,182,842	130,032
Other income
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Finance income	0	0	0
Finance costs	€ 22,265	€ 107,182	€ 2,563,904